INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income tax expense/(recoveries) components

	Years ended December 31,
	2024	2023
Current income taxes:
Canadian current income taxes	$11.6	$3.6
Foreign current income taxes	104.8	48.3
	116.4	51.9
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	7.3	—
Foreign deferred income taxes - origination and reversal of temporary differences	5.5	(21.2)
Changes in tax rates or imposition of new taxes	0.2	—
	13.0	(21.2)

Total income tax expense (recovery)	$129.4	$30.7

Income tax expense/(recoveries) rate reconciliation
These factors are illustrated below on all of the consolidated earnings (loss) before income taxes after applying a tax rate of 26.5%, reflecting the combined federal and provincial Canadian statutory corporate income tax rates which apply to the Company as a legal entity for the years ended December 31, 2024 and December 31, 2023:

	Years ended December 31,
	2024	2023
Earnings (loss) before income taxes	$977.2	$128.2
Income tax provision - 26.5%	$259.0	$34.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(36.5)	(31.9)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(4.4)	(0.9)
Income (losses) not recognized for tax purposes	0.6	(3.5)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	15.9	3.8
Non-resident withholding tax	14.3	5.5
Under (over) tax provisions	3.0	0.3
Changes in tax rates	0.2	—
Other	0.5	0.3
Other adjustments:
Change in unrecognized deferred tax assets	(133.6)	21.4
Foreign exchange related to deferred income taxes	10.7	(2.2)
Taxes paid relating to sale of assets	—	4.1
Other	(0.3)	(0.2)
Total income tax expense (recovery)	$129.4	$30.7

Components of deferred income tax assets and liabilities
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2024	2023
Deferred income tax assets:
Exploration and evaluation assets	$283.3	$442.4
Asset retirement obligations	52.6	—
Côté Gold repurchase option	—	91.5
Other assets	61.3	43.8
	397.2	577.7
Deferred income tax liabilities:
Property, plant and equipment	(383.1)	(572.8)
Mining duties	(7.4)	—
Other liabilities	(20.7)	(5.6)
	(411.2)	(578.4)
Net deferred income tax liabilities	$(14.0)	$(0.7)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(14.0)	(0.7)
	$(14.0)	$(0.7)
The 2024 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2023	Statements of earnings (loss)	OCI	December 31, 2024
Deferred income tax assets:
Exploration and evaluation assets	$442.4	$(159.1)	$—	$283.3
Asset retirement obligations	—	52.6	—	52.6
Côté Gold repurchase option	91.5	(91.5)	—	—
Other assets	43.8	17.6	(0.1)	61.3
Deferred income tax liabilities:
Property, plant and equipment	(572.8)	189.7	—	(383.1)
Mining duties	—	(7.4)	—	(7.4)
Other liabilities	(5.6)	(14.9)	(0.2)	(20.7)
	$(0.7)	$(13.0)	$(0.3)	$(14.0)
The 2023 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2022	Statements of earnings (loss)	OCI	December 31, 2023
Deferred income tax assets:
Exploration and evaluation assets	$307.7	$134.7	$—	$442.4
Asset retirement obligations	2.5	(2.5)	—	—
Côté Gold repurchase option	—	91.5	—	91.5
Other assets	34.3	8.8	0.7	43.8
Deferred income tax liabilities:
Property, plant and equipment	(355.3)	(217.5)	—	(572.8)
Other liabilities	(11.8)	6.2	—	(5.6)
	$(22.6)	$21.2	$0.7	$(0.7)

Income tax expense/(recoveries) related to OCI
Income tax expense (recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2024	2023
Unrealized change in fair value of marketable securities	$0.2	$—
Hedges	0.1	(0.7)
Total income taxes related to OCI	$0.3	$(0.7)

Disclosure of unrecognized deferred income tax assets
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2024	2023
Non-capital losses	$778.7	$1,099.1
Net capital losses	93.8	104.4
Exploration and evaluation assets	155.4	338.6
Deduction for future mining duty taxes	18.9	18.9
Asset retirement obligations	—	265.3
Other deductible temporary differences	10.8	0.1
Excessive interest and financing expenses	60.7	—
	$1,118.3	$1,826.4
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2024, the non-capital loss carry forwards expire as follows:

Expiry Date	2025	2026	2027	2028	2029+	No Expiry	Total
Total unrecognized losses	$44.4	$21.2	$11.3	$9.1	$664.4	$28.3	$778.7